Loan Receivables, Net (Details) - Schedule of Allowance for Expected Credit Losses for Loan Receivables - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Expected Credit Losses for Loan Receivables [Abstract]
Beginning balance
Allowance for expected credit losses recognized	410
Ending balance	$ 410